LEASES - Amounts recognized as income for extensions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Amounts recognized as income for extensions	$ 21,646	$ 25,262
Financial leases income	3,199,293	3,524,414	$ 3,841,841
Disposal groups classified as held for sale | Banistmo S.A.
LEASES
Financial leases income	34,630
Technological equipment
LEASES
Amounts recognized as income for extensions	14,927	15,572
Buildings
LEASES
Amounts recognized as income for extensions	6,244	9,254
Machinery and equipment
LEASES
Amounts recognized as income for extensions	314	236
Vehicles
LEASES
Amounts recognized as income for extensions	$ 161	$ 200